Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Goodwill [Line Items]
Goodwill

Note 11: Goodwill

A summary of changes in the Company’s goodwill during the six months ended June 30, 2022 is as follows:

June 30, 2022
Balance at December 31, 2021	$1,309,750,216
Impairment charges	(851,455,754)
Balance at June 30, 2022	$458,294,462

Goodwill, which represents the excess of cost over the fair value of net assets acquired, amounted to $458,294,462 and $1,309,750,216 as of June 30, 2022, and December 31, 2021. The Company did not make any new acquisitions during the six months ended June 30, 2022. However, in the second quarter of 2022, the overall market has significantly deteriorated and there’s a sustained decrease in the Company’s share price. As a result, and as required by ASC 350, the Company performed an updated interim goodwill impairment test as of June 30, 2022.

The Company first assessed qualitative factors to determine if it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value. Management noted that the steady decline in share price seen from April 1, 2022, through June 30, 2022, covers a period of 3 months. The stock is 63% lower than its opening price on December 2, 2021, and has not surpassed that price since December 15, 2021. Additionally, the Company’s share price kept declining in May 2022, which did not follow the overall rebound pattern in the healthcare industry. Thus, Management determined that it is not just market factors affecting the price and the share price performance covers a sustained period of time. In addition, the Company incurred higher than expected medical expenses due to the COVID-19 pandemic, which resulted in a decrease in adjusted EBITDA. Management concludes that, given the macroeconomic and financial market conditions, industry-specific considerations, the Company’s performance, and its sustained decrease in share price, it is more likely than not that the fair value of P3 is less than its carrying amount. As a result, Management performed an interim test of impairment using quantitative methods.

When performing quantitative testing, the Company first estimates the fair values of its reporting units using a weighted combination of discounted cash flows and a market-based method. Taking into consideration the updated business outlook and current difficult market conditions, management updated the assumption for future cash flow estimation. In particular, management increased expected medical expense in cash flow projection for the goodwill impairment test, which lowered the forecast for adjusted EBITDA. Under the market approach, management estimated a fair value based on comparable companies' market multiples of revenues and EBITDA. Finally, management compared the weighted estimated fair value to the carrying amount. Based on Management’s quantitative analysis, $851.5 million goodwill impairment charges is recorded for the three-month periods ended June 30, 2022. No goodwill impairment was recorded for the six-month periods ended June 30, 2021.

During the second half of the fiscal year 2022, as the Company’s goodwill impairment analysis is sensitive to market capitalization, projected revenues, and adjusted EBITDA, the Company will continue to monitor key assumptions and other factors utilized in the interim goodwill impairment analysis.

Note 11: Goodwill

The following tables provide changes in goodwill for the periods indicated.

Predecessor
Balance at December 31, 2019	$741,128
Acquisitions	130,000
Balance at December 31, 2020	871,128
Acquisitions	2,934,500
Balance at December 2, 2021	$3,805,628

Successor
Balance at December 3, 2021(1)	$1,278,452,778
Acquisitions	31,297,438
Balance at December 31, 2021	$1,309,750,216
(1)	Represents the opening balance of goodwill as of December 3, 2021 due to the Business Combination

Goodwill recorded in the Predecessor Period of 2021 was associated with the acquisition of three medical practices. The opening balance of goodwill at December 3, 2021 reflects the Business Combinations. Goodwill recorded in the Successor Period of 2021 was associated with the Medcore Acquisition. See Note 7 “Business Combinations.”

Based on Management’s qualitative analysis, no goodwill impairment charges were recorded in the Successor Period of 2021 and the Predecessor Periods of 2021, 2020 and 2019.

Due to the decrease in the share price over the second quarter of 2022, the Company will record a goodwill impairment of $851.5 million as of June 30, 2022. The amount was not recorded at December 31, 2021 or March 31, 2022 as the decline in the share price was considered temporary under the ASC 350 guidance as of those dates.